26. Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2017
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable
	2017		2016		2015
		% of Total		% of Total		% of Total
Customer	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Blackrock Income UK Holding Limited	$–	–%	$486	–%	$26,202	14%
RI Income UK Holding Limited	–	–	–	–	24,142	13%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	–	–	–	–	21,635	11%
Shotoco Energy, LLC	–	–	–	–	21,281	11%
	$–	–%	$486	–%	$93,260	49%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentrations of Credit Risk and Major Customers Revenue and Total Accounts Receivable
	2017		2016
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	$35,222	20%	$34,049	24%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	40,828	23%	39,951	28%
Realforce	21,734	12%	23,199	17%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	15,487	9%	19,815	14%
	$113,271	64%	$117,014	83%